REVENUE - Revenue by Type (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	$ 2,063	$ 1,712	$ 4,156	$ 3,502
Provisional pricing adjustments	(8)	(6)	14	(29)
Gold
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	1,937	1,562	3,843	3,205
Provisional pricing adjustments	1	(1)	1	(1)
Spot market sales
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	1,928	1,556	3,822	3,196
Concentrate sales
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	8	7	20	10
Copper
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	103	112	266	223
Provisional pricing adjustments	(9)	(5)	13	(28)
Copper concentrate [Member]
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	112	117	253	251
Other
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	$ 23	$ 38	$ 47	$ 74